Goodwill and acquisitions	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Goodwill and acquisitions
13.	Goodwill and acquisitions
The contribution to revenue and operating profit of acquisitions completed in the period was not material. There were no material acquisitions completed during the period or between 30 June 2021 and the date the interim financial statements were approved.
There were no indicators of impairment identified in the six months ended 30 June 2021.
Impairments in the six months ended 30 June 2020
During the period ended 30 June 2020, the Group recorded a £2,812.9 million impairment charge. Figures have been restated as described in note 2. The impairments related to historical acquisitions whose carrying values were reassessed in light of the impact of
COVID-19.
The impairments were driven by a combination of higher discount rates used to value future cash flows, a lower profit base in 2020 and lower industry growth rates, as further described below.
Due to a significant number of CGUs, the impairment test was performed in two steps. In the first step, the recoverable amount was calculated for each CGU using the latest available forecasts for 2020, nil growth rate thereafter and a conservative pre-tax
discount rate of 13.5%. The
pre-tax
discount rate of 13.5% was above the rate calculated for the global networks of 12.5%. For smaller CGUs that operate primarily in a particular region subject to higher risk, the higher of 13.5% or 100 basis points above the regional discount rate was used in the first step.
The recoverable amount was then compared to the carrying amount. CGUs where the recoverable amount exceeded the carrying amount were not considered to be impaired. Those CGUs where the recoverable amount did not exceed the carrying amount were then further reviewed in the second step.
In the second step, the CGUs were retested for impairment using more refined assumptions. If the recoverable amount using the more specific assumptions did not exceed the carrying value of a CGU, an impairment charge was recorded. Assumptions used in the impairment test were as follows:

•	Pre-tax discount rate used for CGUs with global operations of 12.5%

•	Pre-tax discount rate for CGUs with more regional specific operations of 10.8% to 19.3%

•	Long-term growth rate of 2.0%
In developing the expected cash flows as at 30 June 2020, we considered the impact of the
COVID-19
pandemic to our businesses and adjusted projected revenue less pass-through costs and operating margins in 2020 accordingly. For the remaining years in the projection period, we assessed when the cash flows would recover to 2019 levels as representative of pre-COVID-19
revenue less pass-through costs and operating margins.
Our approach in determining the recoverable amount utilised a discounted cash flow methodology, which necessarily involves making numerous estimates and assumptions regarding revenue less pass-through costs growth, operating margins, appropriate discount rates and working capital requirements. The key assumptions used for estimating cash flow projections in the Group’s impairment testing are those relating to revenue less pass-through costs growth and operating margins. The key assumptions take account of the businesses’ expectations for the projection period. These expectations consider the macroeconomic environment, industry and market conditions, the CGU’s historical performance and any other circumstances particular to the unit, such as business strategy and client mix.
These estimates will likely differ from future actual results of operations and cash flows, and it is possible that these differences could be material. In addition, judgements are applied in determining the level of CGU identified for impairment testing and the criteria used to determine which assets should be aggregated. A difference in testing levels could affect whether an impairment is recorded and the extent of impairment loss.
The goodwill impairment charge of £2,812.9 million largely reflected the adverse impacts of
COVID-19
to a

number of businesses in the Group at 30 June 2020. The impact of these global economic conditions and trading circumstances was sufficiently severe to indicate impairment to the carrying value of goodwill. By operating sector, £1,820.1 million of the impairment charge related to Global Integrated Agencies, £157.1 million related to Public Relations and £835.7 million related to Specialist Agencies.
The CGUs with significant impairments of goodwill as at 30 June 2020 are set out in the below table.

		As reported		As adjusted
CGU	Operating Sector	Recoverable amount as at 30 June 2020 1	Goodwill impairment charge for the period ended 30 June 2020 1	Recoverable amount as at 30 June 2020	Goodwill impairment charge for the period ended 30 June 2020
		£m	£m	£m	£m
Wunderman Thompson	Global Integrated Agencies	1,932.2	1,054.4	1,759.5	1,207.5
VMLY&R	Global Integrated Agencies	918.3	472.0	871.0	516.9
Burson Cohn & Wolfe	Public Relations	859.8	127.0	845.9	140.3
Geometry Global	Specialist Agencies	205.9	232.5	128.4	305.8
Landor & FITCH	Specialist Agencies	197.5	158.1	169.5	185.4
Other		1,349.3	440.7	1,325.7	457.0
		5,463.0	2,484.7	5,100.0	2,812.9
Note
1	As previously reported in the Company’s Form 6-K/A filed on 12 February 2021.